Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.6%
Aerospace & Defense — 1.2%
HEICO Corp.	5,144	$879,830
Apparel — 3.9%
Crocs, Inc.*	9,032	1,142,006
Deckers Outdoor Corp.*	3,072	1,381,018
Levi Strauss & Co., Class A	21,926	399,711
		2,922,735
Auto Parts & Equipment — 0.6%
Fox Factory Holding Corp.*	3,606	437,660
Biotechnology — 2.8%
Beam Therapeutics, Inc.*	6,673	204,327
Cytokinetics, Inc.*	4,428	155,821
Halozyme Therapeutics, Inc.*	18,979	724,808
Sarepta Therapeutics, Inc.*	4,355	600,250
Ultragenyx Pharmaceutical, Inc.*	9,470	379,747
		2,064,953
Building Materials — 1.7%
AAON, Inc.	12,959	1,253,006
Chemicals — 3.5%
Ashland, Inc.	14,362	1,475,121
RPM International, Inc.	13,045	1,138,046
		2,613,167
Commercial Services — 3.3%
Quanta Services, Inc.	5,340	889,857
Shift4 Payments, Inc., Class A*	5,956	451,465
Toast, Inc., Class A*	28,877	512,567
WEX, Inc.*	3,126	574,840
		2,428,729
Computers — 4.3%
CACI International, Inc., Class A*	2,118	627,521
CyberArk Software Ltd.*	5,450	806,491
Pure Storage, Inc., Class A*	31,485	803,182
Rapid7, Inc.*	9,167	420,857
Zscaler, Inc.*	4,350	508,211
		3,166,262
Distribution & Wholesale — 3.5%
Core & Main, Inc., Class A*	57,414	1,326,263
SiteOne Landscape Supply, Inc.*	3,825	523,528
Watsco, Inc.	2,445	777,901
		2,627,692
Diversified Financial Services — 1.2%
Houlihan Lokey, Inc.	4,662	407,879
LPL Financial Holdings, Inc.	2,543	514,703
		922,582
Electric — 0.3%
Ameresco, Inc., Class A*	5,252	258,503
Electrical Components & Equipment — 1.5%
Novanta, Inc.*	7,198	1,145,130
	Number of Shares	Value†

Electronics — 2.2%
Allegion PLC	9,905	$1,057,160
Hubbell, Inc.	2,267	551,584
		1,608,744
Energy-Alternate Sources — 0.6%
Shoals Technologies Group, Inc., Class A*	20,634	470,249
Engineering & Construction — 0.8%
EMCOR Group, Inc.	3,466	563,537
Entertainment — 1.7%
Churchill Downs, Inc.	2,143	550,858
Vail Resorts, Inc.	2,916	681,411
		1,232,269
Environmental Control — 1.6%
Tetra Tech, Inc.	8,061	1,184,241
Food — 1.1%
Hostess Brands, Inc.*	34,182	850,448
Hand & Machine Tools — 1.6%
Lincoln Electric Holdings, Inc.	7,007	1,184,884
Healthcare Products — 9.9%
Axonics, Inc.*	10,576	577,026
Bio-Techne Corp.	7,132	529,123
Bruker Corp.	14,968	1,180,077
Inari Medical, Inc.*	7,294	450,332
Insulet Corp.*	1,426	454,837
iRhythm Technologies, Inc.*	5,245	650,537
QIAGEN N.V.*	13,923	639,483
Repligen Corp.*	4,299	723,780
Shockwave Medical, Inc.*	2,378	515,622
Stevanato Group SpA	31,168	807,251
The Cooper Cos., Inc.	2,186	816,165
		7,344,233
Healthcare Services — 1.0%
Charles River Laboratories International, Inc.*	3,569	720,296
Household Products & Wares — 1.2%
Avery Dennison Corp.	5,045	902,702
Insurance — 0.6%
Kinsale Capital Group, Inc.	1,481	444,522
Internet — 1.3%
Bumble, Inc., Class A*	11,081	216,633
Okta, Inc.*	8,516	734,420
		951,053
Leisure Time — 1.5%
Planet Fitness, Inc., Class A*	14,472	1,124,040
Lodging — 0.7%
Wyndham Hotels & Resorts, Inc.	7,241	491,302

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — 5.6%
Chart Industries, Inc.*	5,484	$687,694
IDEX Corp.	2,293	529,752
Nordson Corp.	5,036	1,119,301
The Toro Co.	9,655	1,073,250
Watts Water Technologies, Inc., Class A	4,601	774,440
		4,184,437
Media — 2.3%
FactSet Research Systems, Inc.	1,962	814,407
Liberty Media Corp.-Liberty Formula One, Class C*	12,441	930,960
		1,745,367
Metal Fabricate/Hardware — 2.5%
RBC Bearings, Inc.*	5,169	1,202,981
The Timken Co.	7,790	636,599
		1,839,580
Miscellaneous Manufacturing — 1.0%
Teledyne Technologies, Inc.*	1,751	783,327
Oil & Gas — 1.3%
Antero Resources Corp.*	9,512	219,632
Chesapeake Energy Corp.	3,563	270,931
Denbury, Inc.*	5,580	488,975
		979,538
Packaging and Containers — 1.0%
Ball Corp.	13,528	745,528
Pharmaceuticals — 1.3%
Neurocrine Biosciences, Inc.*	6,503	658,234
Option Care Health, Inc.*	10,829	344,037
		1,002,271
Retail — 9.5%
BJ's Wholesale Club Holdings, Inc.*	17,983	1,367,967
Casey's General Stores, Inc.	2,789	603,707
Domino's Pizza, Inc.	1,572	518,556
Five Below, Inc.*	8,130	1,674,536
Floor & Decor Holdings, Inc., Class A*	7,701	756,392
Texas Roadhouse, Inc.	11,346	1,226,049
Wingstop, Inc.	4,994	916,798
		7,064,005
Semiconductors — 8.9%
Allegro MicroSystems, Inc.*	33,365	1,601,187
Entegris, Inc.	7,626	625,408
Lattice Semiconductor Corp.*	17,913	1,710,692
MACOM Technology Solutions Holdings, Inc.*	16,075	1,138,753
MKS Instruments, Inc.	8,973	795,187
Teradyne, Inc.	6,726	723,112
		6,594,339
Software — 8.8%
Alignment Healthcare, Inc.*	34,817	221,436
DoubleVerify Holdings, Inc.*	22,031	664,235
	Number of Shares	Value†

Software — (continued)
Dynatrace, Inc.*	25,470	$1,077,381
Evolent Health, Inc., Class A*	17,072	553,986
Manhattan Associates, Inc.*	5,760	891,936
Procore Technologies, Inc.*	11,741	735,339
PTC, Inc.*	6,099	782,075
Samsara, Inc., Class A*	39,148	771,999
Smartsheet, Inc., Class A*	17,393	831,385
		6,529,772
Telecommunications — 0.8%
Ciena Corp.*	11,206	588,539
TOTAL COMMON STOCKS (Cost $68,981,512)		71,849,472

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Hotels & Resorts — 0.8%
Ryman Hospitality Properties, Inc. (Cost $621,402)	6,672	598,679

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $2,186,868)	2,186,868	2,186,868
TOTAL INVESTMENTS — 100.3% (Cost $71,789,782)		$74,635,019
Other Assets & Liabilities — (0.3)%		(229,013)
TOTAL NET ASSETS — 100.0%		$74,406,006

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
SpA— Società per Azioni.

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